PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

PACE® International Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

August 1, 2013

Dear Investor,

This supplement updates information regarding the ability of each of PACE Large Co Value Equity Investments and PACE International Equity Investments (each a "fund" and together the "funds") to engage in short selling as part of its investment strategy. The Board of Trustees of the PACE Select Advisors Trust (the "Trust") approved a change in the non-fundamental investment policies of each fund to permit each to engage in short sales of securities that the fund does not own (previously, each fund was permitted to engage in short sales only in securities it owned or had the right to acquire at no additional cost, i.e., short sales "against the box"). Each fund will also be permitted to invest the proceeds from the short sales in additional securities, introducing a form of leverage to the fund and increasing the fund's return and loss potential. These changes are expected to become effective on or after September 3, 2013. These changes are described in greater detail below.

Effective September 3, 2013, the Prospectuses and SAI are hereby revised as follows:

I.   PACE Large Co Value Equity Investments

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 31 of the Multi-Class Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.25	1.00	None
Other expenses	0.45	0.50	0.46
Miscellaneous expenses (includes administration fee of 0.10%)	0.28	0.33	0.29
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.17	0.17	0.17
Total annual fund operating expenses[1]	1.35	2.15	1.11

1  The fund's "Total annual fund operating expenses" have been restated to include "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" and reflect the anticipated increase in such expenses and costs in light of the fund's new investment strategy.

ZS-632

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Example" on page 31 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

	1 year	3 years	5 years	10 years
Class A	$680	$954	$1,249	$2,085
Class C (assuming sale of all shares at end of period)	318	673	1,154	2,483
Class C (assuming no sale of shares)	218	673	1,154	2,483
Class Y	113	353	612	1,352

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 31 of the Class P Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.65%
Distribution and/or service (12b-1) fees	None
Other expenses	0.45
Miscellaneous expenses (includes administration fee of 0.10%)	0.28
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.17
Total annual fund operating expenses[1]	1.10

1  The fund's "Total annual fund operating expenses" have been restated to include "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" and reflect the anticipated increase in such expenses and costs in light of the fund's new investment strategy.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Example" on page 31 of the Class P Prospectus is revised by replacing the table in its entirety with the following:

1 year	3 years	5 years	10 years
$313	$957	$1,625	$3,411

The section captioned "The funds and their investment policies" and sub-headed "PACE Large Co Value Equity Investments" on page 10 of the SAI is revised by replacing the final sentence of that section with the following:

The fund may invest in securities of other investment companies and may sell securities short both "against the box" or without owning the security sold short.

II.  PACE International Equity Investments

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 47 of the Multi-Class Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.79%	0.79%	0.79%
Distribution and/or service (12b-1) fees	0.25	1.00	None
Other expenses	0.66	0.75	0.66
Miscellaneous expenses (includes administration fee of 0.10%)	0.39	0.48	0.39
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.27	0.27	0.27
Total annual fund operating expenses[1]	1.70	2.54	1.45

1  The fund's "Total annual fund operating expenses" have been restated to include "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" and reflect the anticipated increase in such expenses and costs in light of the fund's new investment strategy.

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Example" on page 47 of the Multi-Class Prospectus is revised by replacing the table in its entirety with the following:

	1 year	3 years	5 years	10 years
Class A	$713	$1,056	$1,422	$2,448
Class C (assuming sale of all shares at end of period)	357	791	1,350	2,875
Class C (assuming no sale of shares)	257	791	1,350	2,875
Class Y	148	459	792	1,735

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Fees and expenses of the fund" on page 47 of the Class P Prospectus is revised by replacing the "Annual fund operating expenses" table in its entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.79%
Distribution and/or service (12b-1) fees	None
Other expenses	0.66
Miscellaneous expenses (includes administration fee of 0.10%)	0.39
Dividend expense, borrowing costs and related interest expense attributable to securities sold short	0.27
Total annual fund operating expenses[1]	1.45

1  The fund's "Total annual fund operating expenses" have been restated to include "Dividend expense, borrowing costs and related interest expense attributable to securities sold short" and reflect the anticipated increase in such expenses and costs in light of the fund's new investment strategy.

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Example" on page 47 of the Class P Prospectus is revised by replacing the table in its entirety with the following:

1 year	3 years	5 years	10 years
$348	$1,059	$1,793	$3,730

The section captioned "The funds and their investment policies" and sub-headed "PACE International Equity Investments" beginning on page 12 of the SAI is revised by replacing the final sentence of that section with the following:

The fund may invest in securities of other investment companies, including closed-end funds that invest in foreign markets, and may sell securities short both "against the box" or without owning the security sold short.

III.  PACE Large Co Value Equity Investments and PACE International Equity Investments

The sections captioned (i) "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus, and (ii) "PACE International Equity Investments Fund summary" and sub-headed "Principal investments" beginning on page 48 of the Multi-Class Prospectus and page 47 of the Class P Prospectus, are revised by inserting the following paragraph at the end of each section:

The fund is also permitted to engage in "short-selling." When selling short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. The fund may also invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing the fund's return and loss potential. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

The sections captioned (i) "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Principal risks" beginning on page 32 of each of the Multi-Class Prospectus and Class P Prospectus, and (ii) "PACE International Equity Investments Fund summary" and sub-headed "Principal risks" beginning on page 48 of each of the Multi-Class Prospectus and Class P Prospectus, are revised by inserting the following paragraphs at the end of each section:

Leverage risk associated with financial instruments and practices: The use of certain financial instruments, including derivatives used for investment (non-hedging) purposes, and the engagement in certain practices, such as the investment of proceeds received in connection with short sales, to increase potential returns may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested.

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, an investment advisor will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required the fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. The risks associated with short sales increase when the fund invests the proceeds received upon the initial sale of the security, because the fund can suffer losses on both the short position and the long position established with the short sale proceeds. It is possible that the fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

The sections captioned (i) "More information about the funds—PACE Large Co Value Equity Investments" and sub-headed "Principal investments" beginning on page 79 of the Multi-Class Prospectus and page 78 of the Class P Prospectus, and (ii) "More information about the funds—PACE International Equity Investments" and sub-headed "Principal investments" beginning on page 87 of the Multi-Class Prospectus and page 86 of the Class P Prospectus, are revised by inserting the following as the final paragraph of each section:

The fund is also permitted to engage in "short-selling." When selling a security short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so that it can return the security to the lender. The fund may also invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing the fund's return and loss potential. When the fund borrows a security, it must post collateral, which can consist of either securities or cash. If the fund uses cash as collateral, it may earn interest income on the cash set aside to secure its obligations. The interest income may be sufficient to offset certain costs related to short sales, such as "dividend expense." Dividend expense arises when a short seller such as the fund makes a payment to the buyer of the security sold short in lieu of the dividend normally received on the shares that have been sold short. Dividend expense can vary depending upon the nature of the securities sold short and the extent to which short selling is utilized. Although dividend expense and other costs of short selling may be reflected under "Total annual fund operating expenses" provided in the annual fund operating expenses table above, the expense information would not reflect the offsetting benefit of interest income, if any, and would be based upon historical information. Short selling provides opportunities to increase the fund's total returns, but also entails significant potential risks.

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-headed "Additional information about principal risks" beginning on page 96 of the Multi-Class Prospectus and page 95 of the Class P Prospectus is revised by (i) inserting an "X" in the rows labeled "Leverage risk-financial instruments" and "Short sales risk" (and renaming the former "Leverage risk-financial instruments and practices") for each of PACE Large Co Value Equity Investments and PACE International Equity Investments, and (ii) inserting the following in place of those existing risk paragraphs:

Leverage risk-financial instruments and practices. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets, through the investment in certain financial instruments. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. PACE Government Securities Fixed Income Investments and PACE Strategic Fixed Income Investments, which use leverage by investing in when-issued and delayed delivery bonds, and PACE Alternative Strategies Investments, which uses leverage by investing in certain financial instruments, attempt to limit the potential magnifying effect of the leverage by managing their portfolio duration. PACE Large Co Value Equity Investments and PACE International Equity Investments may achieve leverage in their portfolios by engaging in short sales and using the initial proceeds received to make additional investments.

Short sales risk. There are certain unique risks associated with the use of short sales strategies. When selling a security short, a fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. A fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that a fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required a fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the sale security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. The risks associated with short sales increase when a fund invests the proceeds received upon the initial sale of the security, because the fund can suffer losses on both the short position and the long position established with the short sale proceeds. It is possible that a fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss. In addition, a fund may incur transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. Government actions also may affect a fund's ability to engage in short selling.

The section captioned "Additional information about investment objectives, principal risks and investment strategies" and sub-headed "Additional risks" beginning on page 103 of the Multi-Class Prospectus and page 102 of the Class P Prospectus is revised by deleting the "Securities lending risk" paragraph and replacing it with the following:

Securities lending risk. Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although a fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. PACE Large Co Value Equity Investments and PACE International Equity Investments may also use the cash collateral they receive from their securities lending activity to finance their short selling activity, subjecting these funds to the risk that the counterparty holding this cash collateral may fail to return it promptly (e.g., in the event of a bankruptcy). Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to a fund. In addition, in the event of bankruptcy of the borrower, a fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the funds' lending agent.

The section captioned "The funds' investments, related risks and limitations" and sub-headed "Lending of portfolio securities" on page 48 of the SAI is revised by replacing that sub-section in its entirety with the following:

Lending of portfolio securities. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables a fund to earn additional income but could result in a loss or delay in recovering these securities. PACE Large Co Value Equity Investments and PACE International Equity Investments may also use the cash collateral they receive from their securities lending activity to finance their short selling activity, subjecting these funds to the risk that the counterparty holding this cash collateral may fail to return it promptly (e.g., in the event of a bankruptcy). The borrower of a fund's portfolio securities must maintain acceptable collateral with that fund's custodian (or a sub-custodian) in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each fund will seek to retain ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when retaining such rights is considered to be in the fund's interest.

State Street Bank & Trust Company has been approved to serve as lending agent for each fund and receives fees for such services.

The section captioned "The funds' investments, related risks and limitations" and sub-headed "Short sales" on page 49 of the SAI is revised by replacing that sub-section in its entirety with the following:

Short sales. PACE Government Securities Fixed Income Investments (with respect to securities issued by the US Treasury and TBA securities coupon trades), PACE Large Co Value Equity Investments, PACE International Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments may engage in short sale transactions in which the fund sells a security it does not own (or does not have the right to acquire at no added cost). PACE Large Co Value Equity Investments and PACE International Equity Investments may also invest the proceeds received upon the initial sale of the security, resulting in leverage and increasing each fund's return and loss potential. A fund must borrow the security to make delivery to the buyer. In a short sale where a fund is not holding a position in the same security (or convertible into the same security), the fund will maintain an account containing cash or liquid assets at such a level that the amount deposited in the account plus that amount deposited with the financial institution as collateral will equal the current value of the stock sold short. The assets so maintained are marked to market daily. A fund incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. Because PACE Large Co Value Equity Investments, PACE International Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments are multi-managed and have the ability to engage in short sales, one investment advisor may take a short position and another a long position in the same security.

A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security, and a fund will realize a gain if the security declines in price between those same dates (each of PACE Large Co Value Equity Investments and PACE International Equity Investments is subject to the risk of additional losses if it elects to invest the proceeds received from the initial short sale, and that investment declines in value). The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a fund is required to pay in connection with the short sale. Because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. In addition, a fund's securities held long could decline in value at the same time the value of the security sold short increases, thereby increasing the fund's potential for loss.

The section captioned "The funds' investments, related risks and limitations" and sub-headed "Non-fundamental investment limitations" beginning on page 52 of the SAI is revised by replacing policies (2) and (5) in their entirety with the following:

(2) A fund, other than PACE Global Real Estate Securities Investments, will not purchase portfolio securities while borrowings of money in excess of 5% of its total assets are outstanding. This limitation does not affect the ability of PACE Large Co Value Equity Investments, PACE International Equity Investments and PACE Alternative Strategies Investments to borrow securities in connection with their short selling activity and continue to purchase portfolio securities and other investments in their portfolios.

(5) Each fund, other than PACE Government Securities Fixed Income Investments (with respect to securities issued by the US Treasury and TBA securities coupon trades), PACE Large Co Value Equity Investments, PACE International Equity Investments, PACE Global Real Estate Securities Investments and PACE Alternative Strategies Investments, will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of the securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short ("short sales against the box"), and unless not more than 10% of the fund's net assets (taken at market value) is held as collateral for such sales at any one time. PACE Money Market Investments and PACE Municipal Fixed Income Investments may not engage in short sales against the box.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

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